Equity Awards and Warrants - Stock options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Number of shares
Exercised			500
Stock option and warrant activity
Options and warrants outstanding, Number of Shares	90,705	60,774	60,774
Granted, Number of Shares			50,205
Exercised, Number of Shares			(5,677)	(75,735)
Forfeited/expired/cancelled, Number of Shares			(14,597)
Options and warrants outstanding, Number of Shares			90,705	60,774
Options and warrants outstanding and exercisable, Number of Shares			82,918
Options and warrants outstanding, Weighted Average Exercise Price	$ 0.77	$ 0.95	$ 0.95
Granted, Weighted Average Exercise Price			0.72
Exercised, Weighted Average Exercise Price			0.71
Forfeited/expired/cancelled, Weighted Average Exercise Price			1.36
Options and warrants outstanding, Weighted Average Exercise Price			0.77	$ 0.95
Options and warrants outstanding and exercisable, Weighted Average Exercise Price			$ 0.69
Options and warrants outstanding, Weighted Average Remaining Contractual Life in Years			4 years 21 days	4 years 4 months 13 days
Options and warrants outstanding and exercisable, Weighted Average Remaining Contractual Life in Years			3 years 7 months 9 days
Options and warrants outstanding, Aggregate Intrinsic Value			$ 352	$ 68,061
Award vesting period	4 years
Stock options grant date fair value	$ 0.34	$ 1.09
Tranche One [Member]
Stock option and warrant activity
Stock option vested, Shares	10,900
Tranche Two [Member]
Stock option and warrant activity
Stock option vested, Shares	1,100
Award vesting period	1 year
Tranche Three
Stock option and warrant activity
Stock option vested, Shares	400
Stock Options
Number of shares
Outstanding, beginning of period	17,457
Granted	12,417
Forfeited, expired, and cancelled	(7,783)
Outstanding, end of period	22,091		17,457
Options exercisable (in shares)	12,698
Weighted average exercise price
Outstanding at the beginning of the year (in dollars per share)	$ 1.53
Granted	0.41
Forfeited, expired, and cancelled	1.16
Outstanding at the end of the year (in dollars per share)	1.02		$ 1.53
Options outstanding and exercisable	$ 1.28
Additional Information
Weighted average remaining contractual life in years	8 years 1 month 13 days		7 years 9 months 14 days
Weighted average remaining contractual life in years exercisable	7 years 1 month 24 days
Stock option and warrant activity
Stock option granted, Shares	12,400	11,300
Award vesting period			3 years